LEASES - Gross Difference (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Gross Difference
Total lease payments	$ 30,606
Less: Present value discount	(1,723)
Total discounted lease payments	28,883	$ 28,948
Current portion of lease liabilities	10,618	10,523
Non-current operating lease liabilities	$ 18,265	$ 18,425